LOANS PAYABLE - Summary of Loans Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loans Payable	$ 3,325,843	$ 2,192,118	$ 972,453
Less: Current maturities	2,780,054	1,267,004	355,182
Loans Payable Non Current	545,789	925,114	617,271
Original borrowings of $100,000, bears interest at 1%, requires no payments until maturity in March 2024
Debt Instrument [Line Items]
Loans Payable	20,500	20,500	20,500
Original borrowings of $250,000, bears interest at 1%, requires no payments until maturity in January 2024
Debt Instrument [Line Items]
Loans Payable	210,500	210,500	$ 210,500
Original payable of $151,096 with additional net borrowings of $89,154, requires monthly payments of $1,500 until total payments of $240,250 have been made
Debt Instrument [Line Items]
Loans Payable	1,050	242,053
Original payable of $553,175 with additional net borrowings of $125,412, requires monthly payments of $25,000 until total payments of $678,587 have been made
Debt Instrument [Line Items]
Loans Payable	553,175	553,175
Original payable of $492,180, requires monthly payments of $25,000 until total payments of $492,180 have been made
Debt Instrument [Line Items]
Loans Payable	865,618	1,020,890
Original borrowings of $1,500,000 and unamortized original issue discount of $225,000, bears interest at 5%, requires no payments until maturity in May 2023
Debt Instrument [Line Items]
Loans Payable	1,500,000
Original borrowings of $60,000, bears interest at 1%, requires no payments until maturity in January 2024
Debt Instrument [Line Items]
Loans Payable	60,000
Original amounts due of $195,000, related to services provided by a vendor, requires monthly payments of $10,000 through May 2022, then monthly payments of $25,000 through August 2022 at which time any remaining balance is due
Debt Instrument [Line Items]
Loans Payable	$ 115,000	$ 145,000